Annual Total Returns (Bar Chart) - Core Bond Trust (Core Bond Trust, Series I, Core Bond Trust)	12 Months Ended
May 01, 2011
Core Bond Trust | Series I, Core Bond Trust
Bar Chart Table:
2006	3.72%
2007	6.26%
2008	3.38%
2009	9.93%
2010	7.08%